Staff costs and Directors' remuneration	12 Months Ended
Dec. 31, 2022
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Staff costs and Directors' remuneration
4. Staff costs and Directors’ remuneration
Staff costs and average number of employees

Staff costs	2022 $m	2021 $m	2020 $m
Wages and salaries	1,604	1,315	1,233
Social security costs	117	86	86
Pension and other post-retirement benefits:
Defined benefit plans (note 26)	2	2	3
Defined contribution plans	53	41	36
	1,776	1,444	1,358

Analysed as:
Costs borne by IHG a	646	569	500
Costs borne by the System Fund b	341	304	242
Costs reimbursed	789	571	616
	1,776	1,444	1,358

a	In 2022, includes $1m classified as exceptional relating to the costs of ceasing operations in Russia. In 2020, included $27m classified as exceptional relating to reorganisation programmes.

b	In 2020, included $20m relating to the 2020 corporate reorganisation programme.
Staff costs are presented net of government support income of $5m (2021: $23m, 2020: $36m). $nil (2021: $12m, 2020: $28m) relates principally to employee costs at certain of the Group’s leased hotels and $5m (2021: $11m, 2020: $8m) relates to support received in the form of tax credits which relate to the Group’s corporate office presence in certain countries. There are no unfulfilled conditions or other contingencies attached to these grants.

Monthly average number of employees, including part-time employees	2022	2021	2020
Employees whose costs are borne by IHG:
Americas	1,556	1,481	1,931
EMEAA	3,711	2,808	4,088
Greater China	336	299	314
Central	1,444	1,425	1,813
	7,047	6,013	8,146
Employees whose costs are borne by the System Fund	5,655	4,508	4,686
Employees whose costs are reimbursed	13,178	11,807	15,980
	25,880	22,328	28,812
Directors’ remuneration

	2022 $m	2021 $m	2020 $m
Base salaries, fees, annual performance payments and benefits	7.9	8.4	4.2

More detailed information on the remuneration including pensions, share awards and shareholdings for each Director is shown in the Directors’ Remuneration Report on pages 127 and 134. In addition, amounts received or receivable under long-term incentive schemes are shown on page 127.